STOCK-BASED COMPENSATION (Tables) - Stardust Power Inc And Subsidiary [Member]	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SCHEDULE OF RESTRICTED STOCK ACTIVITY

Restricted stock activity for the six months ended June 30, 2024 and balances as at the end of June 30, 2024 were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2023	68,125	0.00001
Granted	-	-
Vested	(27,250)	0.00001
Forfeited	-	-
Unvested as of June 30, 2024	40,875	$0.00001

Restricted stock activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Restricted Stock
	Number of shares	Weighted-Average Grant-Date Fair Value
Granted	550,000	0.00001
Vested	(381,875)	0.00001
Forfeited	(100,000)	0.00001
Unvested as at December 31, 2023	68,125	$0.00001

SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the six months ended June 30, 2024, and balances as at the end of June 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	288,333	2.62
Granted	-	-
Vested	(6,666)	3.50
Forfeited	-	-
Unvested as at June 30, 2024	281,667	2.62

Stock option activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Stock Options
	Number of shares	Weighted- Average Grant-Date Fair Value	Aggregate intrinsic value
Granted	495,000	2.99
Vested	(6,667)	3.50
Forfeited	(200,000)	3.50
Unvested as at December 31, 2023	288,333	2.62	7,998,367

SCHEDULE OF COMPENSATION EXPENSE FOR STOCK OPTION

The compensation expense for stock options was as follows:

	Three months ended
	June 30, 2024	June 30, 2023	Six months ended June 30, 2024	Period from March 16, 2023 (inception) through June 30, 2023
General and administrative expenses	58,125	-	117,724	-

The compensation expense for stock option was as follows for the period between March 16, 2023 (inception) and December 31, 2023:

Period from March 16, 2023 (inception) through December 31, 2023
General and administrative expenses	58,536

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The weighted average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

The weighted-average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 is provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%